Retirement Benefits - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Actuarial Assumption of Rate of Increase in Pensionable Remuneration [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Discount rate	4.10%	4.70%
Range of assumptions	(1.00%)
Range of assumptions	1.00%
Actuarial Assumption of Rate of Increase in Pensionable Remuneration [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ (1,576)	$ (2,150)
Actuarial Assumption of Rate of Increase in Pensionable Remuneration [Member] | Top of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ 1,819	$ 2,782
Actuarial Assumption of Rate of Increase in Pensions in Payment [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Discount rate	1.80%	1.90%
Range of assumptions	(1.00%)
Range of assumptions	1.00%
Actuarial Assumption of Rate of Increase in Pensions in Payment [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ (8,304)	$ (10,120)
Actuarial Assumption of Rate of Increase in Pensions in Payment [Member] | Top of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ 10,104	$ 12,662
Actuarial Assumption of Rate of Increase in Healthcare Costs [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Discount rate	6.30%	6.60%
Range of assumptions	(1.00%)
Range of assumptions	1.00%
Actuarial Assumption of Rate of Increase in Healthcare Costs [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ (410)	$ (451)
Actuarial Assumption of Rate of Increase in Healthcare Costs [Member] | Top of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ 496	$ 551
Actuarial Assumption of Discount Rate For Pension Plans [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Discount rate	2.90%	2.50%
Range of assumptions	(1.00%)
Range of assumptions	1.00%
Actuarial Assumption of Discount Rate For Pension Plans [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ 15,606	$ 19,042
Actuarial Assumption of Discount Rate For Pension Plans [Member] | Top of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ (12,078)	$ (14,567)
Actuarial Assumption of Discount Rate For Healthcare Plans [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Discount rate	4.20%	3.50%
Range of assumptions	(1.00%)
Range of assumptions	1.00%
Actuarial Assumption of Discount Rate For Healthcare Plans [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ 536	$ 599
Actuarial Assumption of Discount Rate For Healthcare Plans [Member] | Top of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ (436)	$ (483)
Men [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Range of assumptions	-1 year to +1 year
Average age	87 years	87 years
Men [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ (1,538)	$ (1,906)
Men [Member] | Top of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ 1,583	$ 2,022
Women [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Range of assumptions	-1 year to +1 year
Average age	89 years	89 years
Women [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ (1,436)	$ (1,720)
Women [Member] | Top of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ 1,476	$ 1,828